Fees Summary	Nov. 18, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 14,960,940,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,066,105.80
Total Offset Amount	0.00
Net Fee	$ 2,066,105.80
Narrative - Max Aggregate Offering Amount | shares	14,960,940,000
Final Prospectus	true